Leases - Additional Information (Details) $ in Thousands	5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Option to extend				true
Lessee, Operating Lease, Renewal Term				60 days	60 days
Lease rent expense			$ 228	$ 1,091		$ 625
Lease rent expense	$ 106	$ 777			$ 228
Minimum
Lessee, Lease, Description [Line Items]
Rent escalation				1.50
Maximum
Lessee, Lease, Description [Line Items]
Rent escalation				3.23
Office Equipment
Lessee, Lease, Description [Line Items]
Option to extend		true
Lessee, Operating Lease, Renewal Term		60 days
Facilities
Lessee, Lease, Description [Line Items]
Option to extend		true
Lessee, Operating Lease, Renewal Term		5 years
Facilities | Minimum
Lessee, Lease, Description [Line Items]
Rent escalation		1.50
Facilities | Maximum
Lessee, Lease, Description [Line Items]
Rent escalation		4.17